Financial Risk Management - Net Borrowing-to-Equity Ratio (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Total borrowings	₩ 21,063,657	₩ 22,704,998
Less: Cash and cash equivalents	2,612,530	2,447,619
Net borrowings	18,451,127	20,257,379
Total equity	₩ 47,326,725	₩ 45,765,269	₩ 45,013,201	₩ 45,257,396
Net borrowings-to-equity ratio	38.99%	44.26%